ACCOUNTS AND NOTES RECEIVABLE, NET - Accounts and notes receivable and the allowance for doubtful debt (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
ACCOUNTS AND NOTES RECEIVABLE, NET
Accounts receivable	$ 103,830	¥ 722,840		¥ 592,669
Notes receivable	308	2,146		2,606
Allowance for doubtful debt	(9,743)	(67,828)	$ (10,194)	(70,970)	¥ (73,656)
Accounts and notes receivable, net	$ 94,395	¥ 657,158		¥ 524,305